Document and Entity Information Document	Jan. 19, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity Incorporation, State or Country Code	PA
Entity File Number	001-31940
Entity Tax Identification Number	25-1255406
Entity Address, Address Line One	One North Shore Center,
Entity Address, Address Line Two	12 Federal Street,
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	800
Local Phone Number	555-5455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	FNB CORP/PA/
Entity Central Index Key	0000037808
Amendment Flag	false
Common Stock, par value $0.01 per share | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FNB
Security Exchange Name	NYSE
Depositary Shares each representing 1/40th interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/40th interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	FNBPrE
Security Exchange Name	NYSE